Term Loan Agreement (Details) - Schedule of future principal payments under the term loan agreement - Blade Therapeutics, Inc. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Term Loan Agreement (Details) - Schedule of future principal payments under the term loan agreement [Line Items]
2022	$ 2,000
2023	1,422
Total	$ 3,422